Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 252	$ 16,884
Inventory	10,128	152,330
Prepaid expenses	0	2,638
Total Current Assets	10,380	171,852
License Agreement (net of $10,000 impairment)	0	0
TOTAL ASSETS	10,380	171,852
CURRENT LIABILITIES
Accounts payable	609,505	247,194
Accounts payable and accrued expenses related party	222,738	306,564
Accrued expenses	106,982	27,694
Convertible note payable (net of debt discount)	497,951	309,030
Note payable - related party	0	209,937
Total Current Liabilities	1,437,176	1,100,419
Longterm Liabilities
PPP loan	201,352	0
Total longterm liabilities	201,352	0
Total Liabilities	1,638,528	1,100,419
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock; $0.0001 par value, 35,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2020 and December 31, 2019 respectively	1,000	1,000
Common stock; $0.0001 par value, 465,000,000 shares authorized, 84,738,300 and 64,924,300 issued and outstanding as of December 31, 2020 and December 31, 2019	8,472	6,492
Shares to be issued	13,803	856,722
Additional paid-in capital	2,069,582	641,317
Accumulated deficit	(3,721,005)	(2,434,098)
Total Stockholders' Equity (Deficit)	(1,628,148)	(928,567)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 10,380	$ 171,852